Schedule of Investments (unaudited)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.4%
Alabama Federal Aid Highway Finance Authority RB, Series B, 5.00%, 09/01/26	$125	$157,066
Alabama Public School & College Authority RB, Series B, 5.00%, 01/01/26 (Call 07/01/24)	215	250,295
Alabama Public School and College Authority RB, Series C, 5.00%, 06/01/26( 12/01/24)	150	177,405
State of Alabama GO
5.00%, 11/01/26 ( 02/01/26)	100	123,054
Series C, 5.00%, 08/01/27 (Call 08/01/26)	195	243,387
University of Alabama (The) RB, Series C, 5.00%, 07/01/26	110	137,248
		1,088,455
Arizona — 2.1%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/26	25	31,269
Arizona State University RB
Series A, 5.00%, 07/01/26	25	31,117
Series B, 5.00%, 07/01/29 (Call 07/01/26)	100	122,979
Arizona Transportation Board RB, Series A, 5.00%, 07/01/26	170	212,316
City of Phoenix AZ GO
5.00%, 07/01/26	185	231,614
5.00%, 07/01/27 (Call 07/01/26)	90	112,129
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/29 ( 07/01/26)	125	154,827
5.00%, 07/01/30 (Call 07/01/26)	200	247,242
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/26	100	125,197
Salt River Project Agricultural Improvement & Power District RB, 5.00%, 01/01/26	120	147,809
State of Arizona Lottery Revenue RB, 5.00%, 07/01/26	100	124,588
University of Arizona (The) RB, Series A, 4.00%, 06/01/28 (Call 06/01/26)	50	58,314
		1,599,401
Arkansas — 0.0%
State of Arkansas GO, 5.00%, 10/01/26 (Call 10/01/24)	20	23,348

California — 15.3%
Alvord Unified School District GO, Series B, 0.00%, 08/01/26 (AGM)(a)	55	52,455
California Infrastructure & Economic Development Bank RB, 5.00%, 10/01/27( 10/01/26)	100	126,440
California State Public Works Board RB
5.00%, 04/01/29 (Call 10/01/26)	100	125,650
Series B, 5.00%, 04/01/26	50	61,991
Series B, 5.00%, 10/01/26 (Call 10/01/24)	105	123,123
Series C, 5.00%, 11/01/27 (Call 11/01/26)	70	88,081
Series D, 4.00%, 04/01/28 (Call 10/01/26)	250	299,110
California State University RB
Series A, 5.00%, 11/01/26	320	405,357
Series A, 5.00%, 11/01/26 (Call 11/01/25)	75	91,894
Series A, 5.00%, 11/01/28 (Call 05/01/26)	105	130,029
Campbell Union High School District GO, Series B, 5.00%, 08/01/30 (08/01/26)	100	125,273
City of Los Angeles Department of Airports RB, 5.00%, 05/15/26	75	93,745
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	210	265,333
5.00%, 11/01/29 (Call 11/01/26)	235	295,700
Series D, 5.00%, 11/01/26	100	126,609
Contra Costa Water District RB, Series U, 5.00%, 10/01/26	50	63,403

Security	Par (000)	Value

California (continued)
El Camino Community College District GO, Series C, 0.00%, 08/01/26(a)	$50	$48,238
Escondido Union High School District GO, Series A, 0.00%, 08/01/26 (AGC)(a)	40	38,296
Evergreen School District GO, 0.00%, 08/01/26 (AGC)(a)	80	76,675
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/26 (NPFGC)(a)	100	95,453
Grossmont Union High School District GO, 0.00%, 08/01/26 (AGM)(a)	90	87,019
Los Angeles Community College District/CA GO
Series C, 5.00%, 06/01/26	35	43,853
Series G, 5.00%, 08/01/26 (Call 08/01/24)	70	81,838
Series I, 4.00%, 08/01/26	100	120,499
Series I, 4.00%, 08/01/29 (Call 08/01/26)	70	83,059
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/28 (Call 06/01/26)	120	149,198
Series A, 5.00%, 06/01/30 (Call 06/01/26)	100	123,617
Los Angeles County Public Works Financing Authority RB
Series A, 5.00%, 12/01/26 (Call 12/01/24)	70	82,202
Series S, 5.00%, 10/01/29 ( 10/01/26)	100	125,268
Los Angeles Department of Water & Power RB, Series A, 5.00%, 07/01/26	210	263,556
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/26	105	131,778
Series B, 5.00%, 07/01/26 (Call 06/01/26)	30	37,534
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/26 (Call 07/01/24)	20	23,283
Series A, 5.00%, 07/01/29 (Call 01/01/26)	130	158,915
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/26	290	362,717
Series C, 5.00%, 07/01/26	100	125,075
Series C, 5.00%, 07/01/26 (Call 07/01/24)	195	226,286
Metropolitan Water District of Southern California RB
Series A, 2.50%, 07/01/26	210	232,361
Series A, 5.00%, 07/01/26	135	169,595
Newport Mesa Unified School District GO, 0.00%, 08/01/26 (NPFGC)(a)	100	96,688
Ohlone Community College District GO
4.00%, 08/01/30 (Call 08/01/26)	115	136,138
Series C, 4.00%, 08/01/29 (Call 08/01/26)	65	77,321
Palo Alto Unified School District GO, 0.00%, 08/01/26(a)	70	67,942
Palos Verdes Peninsula Unified School District GO, 0.00%, 11/01/26 (NPFGC)(a)	165	158,567
Pasadena Area Community College District GO, Series A, 4.00%, 08/01/29 (Call 08/01/26)	100	118,656
Rancho Water District Financing Authority RB, Series B, 5.00%, 08/01/28 (Call 08/01/26)	25	31,494
Sacramento County Sanitation Districts Financing Authority RB, 5.00%, 08/01/26 (Call 08/01/25)	50	60,767
San Diego Community College District GO, 4.00%, 08/01/28 (Call 08/01/26)	100	119,533
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/29( 04/01/26)	100	123,577
San Diego County Water Authority RB, 5.00%, 05/01/26 (Call 05/01/25)	100	120,329
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/26(a)	20	19,414
Series A, 0.00%, 07/01/26 (ETM)(a)	30	28,964
Series R-5, 4.00%, 07/01/29 (Call 07/01/26)	215	253,872

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series R-5, 5.00%, 07/01/26	$95	$118,763
San Francisco Bay Area Rapid Transit District GO, Series D, 5.00%, 08/01/26 (Call 08/01/25)	50	60,742
San Francisco City & County Airport Commission San Francisco International Airport RB, Series A, 5.00%, 05/01/26	90	112,302
San Jose Evergreen Community College District GO, Series A, 5.00%, 09/01/26 (Call 09/01/24)	100	117,273
San Mateo County Community College District GO
Series A, 0.00%, 09/01/26 (NPFGC)(a),	250	242,947
Series B, 0.00%, 09/01/26 (NPFGC)(a),	95	92,320
Santa Barbara Community College District GO
5.00%, 08/01/27 ( 08/01/26)	100	126,019
5.00%, 08/01/29 (Call 08/01/26)	50	62,792
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/26	80	100,282
Santa Clara Valley Water District COP, Series A, 5.00%, 02/01/29 (Call 02/01/26)	70	85,858
Santa Monica-Malibu Unified School District GO, Series D, 4.00%, 08/01/26 (Call 08/01/25)	40	46,893
Southern California Public Power Authority RB, Series C, 5.00%, 07/01/26 (Call 01/01/25)	50	59,112
State of California Department of Water Resources RB
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	200	236,204
Series AV, 5.00%, 12/01/26 (Call 06/01/26)	50	62,617
Series AW, 5.00%, 12/01/27 (Call 12/01/26)	135	171,709
State of California GO
4.00%, 04/01/26	100	119,203
4.00%, 09/01/27 (Call 09/01/26)	125	149,755
4.00%, 08/01/28 (Call 08/01/26)	80	95,290
5.00%, 08/01/26	175	219,880
5.00%, 08/01/26 (Call 08/01/25)	160	193,893
5.00%, 10/01/26	230	290,467
5.00%, 11/01/26	140	177,253
5.00%, 08/01/28 (Call 08/01/26)	185	231,298
5.00%, 09/01/28 (Call 09/01/26)	580	726,966
5.00%, 09/01/29 (Call 09/01/26)	225	281,729
5.00%, 08/01/30 (Call 08/01/26)	100	124,841
Series B, 5.00%, 09/01/26	55	69,283
Series C, 5.00%, 08/01/27 (Call 08/01/26)	235	294,100
Series C, 5.00%, 08/01/28 (Call 08/01/26)	100	125,026
University of California RB
Series AM, 5.00%, 05/15/26 (Call 05/15/24)	205	236,404
Series AV, 5.00%, 05/15/26	25	31,070
		11,836,061
Colorado — 0.2%
Denver City & County School District No. 1 GO, 4.00%, 12/01/26 (Call 12/01/25) (SAW)	75	88,089
University of Colorado RB, Series A-2, 5.00%, 06/01/26	50	62,256
		150,345
Connecticut — 1.7%
State of Connecticut GO
Series A, 5.00%, 03/15/26	145	178,605
Series B, 5.00%, 05/15/26	75	92,855
Series B, 5.00%, 05/15/27 (Call 05/15/26)	100	123,418
Series E, 5.00%, 10/15/26	120	150,414
Series F, 5.00%, 09/15/26	160	200,064
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 09/01/27 (Call 09/01/26)	200	249,052
Series A, 5.00%, 09/01/28 (Call 09/01/26)	45	55,897

Security	Par (000)	Value

Connecticut (continued)
Series B, 5.00%, 09/01/28 (Call 09/01/26)	$140	$173,901
Series C, 5.00%, 10/01/26	60	75,122
		1,299,328
Delaware — 0.8%
Delaware Transportation Authority RB
5.00%, 07/01/26	200	250,272
5.00%, 07/01/27 (Call 07/01/26)	105	130,626
State of Delaware GO
5.00%, 02/01/26	80	99,063
Series D, 5.00%, 07/01/27 (Call 07/01/26)	50	62,446
Series D, 5.00%, 07/01/30 (Call 07/01/26)	90	111,585
		653,992
District of Columbia — 0.8%
District of Columbia GO
Series A, 5.00%, 06/01/27 (Call 06/01/26)	100	124,392
Series A, 5.00%, 06/01/30 (Call 06/01/26)	105	129,549
Series B, 5.00%, 06/01/26 (Call 06/01/25)	125	150,412
Series D, 5.00%, 06/01/27 (Call 12/01/26)	155	196,224
Series D, 5.00%, 06/01/28 (Call 12/01/26)	25	31,583
		632,160
Florida — 3.2%
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/26 (Call 10/01/25)	85	103,294
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/26 (Call 10/01/25)	170	206,147
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/26 (Call 07/01/25)	165	198,441
Series A, 5.00%, 07/01/27 (Call 07/01/26)	200	248,086
Orange County School Board COP, 5.00%, 08/01/26	60	74,315
Reedy Creek Improvement District GOL
5.00%, 06/01/27 (Call 06/01/26)	50	61,690
Series A, 5.00%, 06/01/26	130	161,244
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/27 (Call 02/01/26)	60	73,160
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/28 (Call 03/15/26)	100	122,437
School District of Broward County/FL COP
Series B, 5.00%, 07/01/26	25	30,845
Series B, 5.00%, 07/01/27 (Call 07/01/26)	105	127,798
State of Florida Department of Transportation Turnpike System Revenue RB
Series C, 5.00%, 07/01/27 (Call 07/01/26)	50	62,234
Series C, 5.00%, 07/01/29 (Call 07/01/26)	145	179,250
State of Florida GO
Series B, 5.00%, 06/01/26 (Call 06/01/24)	40	46,411
Series B, 5.00%, 07/01/26	70	87,638
Series C, 5.00%, 06/01/28 (Call 06/01/26)	50	62,375
Series D, 4.00%, 06/01/29 ( 06/01/26)	125	147,974
Series E, 5.00%, 06/01/26 (Call 06/01/25)	110	132,838
Series F, 5.00%, 06/01/29 (Call 06/01/26)	100	124,392
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/26	205	257,156
		2,507,725
Georgia — 2.0%
Metropolitan Atlanta Rapid Transit Authority RB, Series C, 5.00%, 07/01/29 (Call 07/01/26)	215	266,862
Private Colleges & Universities Authority RB, 5.00%, 09/01/26	220	277,132
State of Georgia GO
Series A, 5.00%, 08/01/26	500	629,470
Series A-1, 5.00%, 02/01/26	50	61,943

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Series E, 5.00%, 12/01/27 (Call 12/01/26)	$80	$101,161
Series E, 5.00%, 12/01/28 (Call 12/01/26)	150	189,063
Series F, 5.00%, 01/01/26	25	30,876
		1,556,507
Hawaii — 1.9%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/27 ( 07/01/26)	100	124,164
Series A, 5.00%, 07/01/28 (Call 07/01/26)	160	198,083
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/26 ( 10/01/25)	65	78,989
Series B, 5.00%, 10/01/26 (Call 10/01/25)	75	91,142
Series D, 5.00%, 09/01/26	65	81,674
County of Hawaii HI GO, Series A, 5.00%, 09/01/27( 03/01/26)	100	122,634
State of Hawaii GO
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	100	121,315
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	140	175,375
Series FG, 5.00%, 10/01/27 (Call 10/01/26)	100	125,268
Series FG, 5.00%, 10/01/29 (Call 10/01/26)	100	124,445
State of Hawaii State Highway Fund RB
Series A, 5.00%, 01/01/29 (Call 07/01/26)	50	61,871
Series B, 5.00%, 01/01/27 (Call 07/01/26)	125	155,811
		1,460,771
Idaho — 0.3%
Idaho Housing & Finance Association RB, 5.00%, 07/15/26	210	258,752

Illinois — 1.2%
Chicago O’Hare International Airport RB
Series D, 5.00%, 01/01/26	165	200,980
Series E, 5.00%, 01/01/26	55	66,993
Illinois Finance Authority RB, 5.00%, 07/01/26	210	262,401
State of Illinois GO
5.00%, 06/01/27 (Call 06/01/26)	100	117,764
Series B, 5.13%, 09/01/26	150	179,609
Series D, 5.00%, 11/01/26	100	117,933
		945,680
Indiana — 1.7%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/26	100	123,660
Series A, 5.00%, 10/01/26 (Call 10/01/24)	100	117,140
Series C, 5.00%, 06/01/27 (Call 12/01/26)	210	263,968
Series E, 5.00%, 02/01/26	30	37,098
Series E, 5.00%, 02/01/29 (Call 08/01/26)	185	230,268
Indiana University RB
Series A, 5.00%, 06/01/26	125	156,014
Series A, 5.00%, 06/01/27 (Call 06/01/26)	195	242,447
Series A, 5.00%, 06/01/28 ( 06/01/26)	125	155,042
		1,325,637
Kansas — 0.1%
State of Kansas Department of Transportation RB, 5.00%, 09/01/26 (Call 09/01/25)	75	90,858

Louisiana — 0.7%
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series B, 5.00%, 05/01/26	100	123,954
Series B, 5.00%, 05/01/26 (Call 05/01/25)	50	59,830
State of Louisiana GO
Series A, 5.00%, 09/01/26	25	31,335
Series B, 5.00%, 08/01/26	150	187,446
Series B, 5.00%, 08/01/29 (Call 08/01/26)	80	99,055

Security	Par (000)	Value

Louisiana (continued)
State of Louisiana RB, Series A, 5.00%, 09/01/26	$50	$62,669
		564,289
Maine — 0.7%
Maine Municipal Bond Bank RB
5.00%, 11/01/29 ( 11/01/26).	120	150,067
Series A, 5.00%, 09/01/29 (Call 09/01/26)	100	122,550
Series A, 5.00%, 11/01/30 (Call 11/01/26)	130	162,322
State of Maine GO, Series B, 5.00%, 06/01/26	100	124,872
		559,811
Maryland — 4.0%
City of Baltimore MD GO, Series A, 5.00%, 10/15/26	40	50,395
County of Anne Arundel MD GOL
5.00%, 10/01/26	100	126,418
5.00%, 10/01/26 (Call 10/01/25)	90	109,654
County of Baltimore MD GO
5.00%, 03/01/26	130	161,195
5.00%, 08/01/26 (Call 08/01/25)	75	90,871
County of Charles MD GO, 5.00%, 10/01/26	350	442,239
County of Howard MD GO, Series D, 5.00%, 02/15/26	130	161,031
County of Montgomery MD GO
5.00%, 11/01/26	250	316,685
Series A, 4.00%, 12/01/26 (Call 12/01/24)	25	28,569
Series A, 5.00%, 11/01/26	80	101,339
County of Prince George’s MD GO, Series A, 5.00%, 09/15/26	145	182,962
State of Maryland Department of Transportation RB
5.00%, 10/01/26.	110	138,989
5.00%, 10/01/28 (Call 10/01/26)	320	400,307
5.00%, 10/01/29 (Call 10/01/26)	85	105,749
State of Maryland GO
Series A, 5.00%, 08/01/26	170	213,598
Series B, 4.00%, 08/01/26	115	138,225
Series B, 5.00%, 08/01/26	80	100,517
Washington Suburban Sanitary Commission RB
5.00%, 06/01/26 (GTD),	100	125,052
5.00%, 06/01/27 (Call 06/01/26) (GTD),	100	124,479
		3,118,274
Massachusetts — 4.1%
City of Boston MA GO, Series B, 4.00%, 03/01/26	60	71,504
City of Cambridge MA GOL, Series B, 5.00%, 02/15/26	145	179,858
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/27 (Call 06/15/26)	150	186,399
Commonwealth of Massachusetts GO, Series C, 5.25%, 11/01/26 (AGM)	50	64,016
Commonwealth of Massachusetts GOL
Series A, 5.00%, 07/01/26	245	307,034
Series B, 5.00%, 01/01/26	20	24,657
Series B, 5.00%, 07/01/30 (Call 07/01/26)	100	124,301
Series C, 5.00%, 09/01/26	100	125,969
Series D, 5.00%, 07/01/26	150	187,980
Series HH, 5.00%, 12/01/26	200	253,852
Series I, 5.00%, 12/01/28 ( 12/01/26)	100	126,502
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/26	170	212,282
Massachusetts Bay Transportation Authority RB
Series A, 4.00%, 07/01/26	50	59,916
Series A, 5.00%, 07/01/26	75	93,943
Series B, 5.00%, 07/01/26 (Call 07/01/25)	110	133,009

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency RB, Series A, 5.00%, 10/15/26	$150	$190,338
Massachusetts School Building Authority RB, Series A, 5.00%, 11/15/26( 11/15/25)	90	109,903
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/26	80	98,495
Massachusetts Water Resources Authority RB
Series B, 5.25%, 08/01/26 (AGM),	270	342,922
Series F, 5.00%, 08/01/26 (Call 08/01/24)	115	133,817
University of Massachusetts Building Authority RB, 5.00%, 11/01/26	100	126,544
		3,153,241
Michigan — 1.3%
Michigan Finance Authority RB
Series B, 5.00%, 10/01/28 (Call 10/01/26)	255	322,039
Series B, 5.00%, 10/01/29 (Call 10/01/26)	125	157,383
Michigan State Building Authority RB
Series I, 5.00%, 04/15/26 (Call 10/15/25)	90	109,949
Series I, 5.00%, 04/15/27 (Call 10/15/26)	95	119,260
Series I, 5.00%, 10/15/30 (Call 10/15/26)	60	74,292
State of Michigan RB, 5.00%, 03/15/26	195	239,637
		1,022,560
Minnesota — 1.1%
State of Minnesota GO
5.00%, 08/01/26	200	251,788
Series B, 4.00%, 08/01/26	300	361,317
Series B, 4.00%, 08/01/26 (Call 08/01/24)	100	113,073
Series E, 3.00%, 08/01/26	100	114,983
		841,161
Mississippi — 0.5%
State of Mississippi GO
Series A, 5.00%, 10/01/26	35	44,134
Series B, 5.00%, 12/01/29 (Call 12/01/26)	190	237,861
Series C, 5.00%, 10/01/26 (Call 10/01/25)	60	72,916
		354,911
Missouri — 0.8%
Metropolitan St Louis Sewer District RB, Series C, 5.00%, 05/01/27 (Call 05/01/26)	125	155,266
Missouri Highway & Transportation Commission RB First Series, 5.00%, 05/01/26 (Call 05/01/24)	100	115,267
Series A, 5.00%, 05/01/26	70	87,181
Missouri State Board of Public Buildings RB, Series A, 4.00%, 04/01/26( 04/01/24)	95	106,237
Missouri State Environmental Improvement & Energy Resources Authority RB, Series B, 5.00%, 07/01/26 (Call 07/01/25)	125	150,109
		614,060
Nebraska — 0.5%
Nebraska Public Power District RB
Series A, 5.00%, 01/01/29 (Call 01/01/26)	95	114,720
Series B, 5.00%, 01/01/29 (Call 01/01/26)	105	126,796
Omaha Public Power District RB, Series A, 5.00%, 02/01/30 (Call 02/01/26)	100	121,542
		363,058
Nevada — 2.0%
Clark County School District GOL
Series A, 5.00%, 06/15/26	75	91,970
Series E, 5.00%, 06/15/26	100	122,627

Security	Par (000)	Value

Nevada (continued)
County of Clark NV GOL
5.00%, 11/01/26 (PR 11/01/24)	$80	$94,164
Series B, 5.00%, 11/01/26	90	113,247
Series B, 5.00%, 11/01/27 (Call 11/01/26)	100	125,056
Series B, 5.00%, 11/01/30 ( 11/01/26)	250	308,180
County of Clark NV Passenger Facility Charge Revenue RB, Series C, 5.00%, 07/01/26	35	43,457
County of Clark NV RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	165	191,045
State of Nevada, Series A, 4.00%, 08/01/26( 08/01/25)	50	57,982
State of Nevada GO, Series D, 5.00%, 04/01/26 (Call 04/01/25)	40	47,702
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/26 (Call 06/01/26).	130	161,866
5.00%, 12/01/28 (Call 06/01/26).	100	123,795
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/26 (Call 06/01/25)	70	83,796
		1,564,887
New Jersey — 1.5%
County of Union New Jersey GO, 4.00%, 03/01/26	35	41,652
New Jersey Economic Development Authority RB
Series AAA, 5.00%, 06/15/26	100	121,896
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	125	142,885
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/28 (Call 06/15/26)	125	150,269
Series A, 5.00%, 06/15/29 (Call 06/15/26)	80	95,688
Series A, 5.00%, 06/15/30 (Call 06/15/26)	70	83,355
Series AA, 5.00%, 06/15/26 (Call 06/15/24)	100	114,403
Series AA, 5.00%, 06/15/26 (Call 06/15/25)	25	29,583
State of New Jersey GO, Series A, 5.00%, 06/01/26	315	387,529
		1,167,260
New Mexico — 0.1%
New Mexico Finance Authority RB, Series A, 5.00%, 06/15/26 (Call 06/15/24)	100	115,732

New York — 9.8%
City of New York NY GO
5.00%, 03/01/26	90	110,726
5.00%, 03/01/26 (Call 03/01/24)	225	257,150
5.00%, 08/01/29 ( 08/01/26)	100	123,249
Series A, 5.00%, 08/01/26	100	124,594
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	110	135,240
Series B-1, 5.00%, 12/01/28 (Call 12/01/26)	50	62,447
Series B-1, 5.00%, 12/01/29 (Call 12/01/26)	160	199,000
Series C, 5.00%, 08/01/28 (Call 02/01/26)	150	182,901
Series E, 5.00%, 08/01/30 (Call 08/01/26)	55	67,620
Series J9, 5.00%, 08/01/27 (Call 08/01/26)	100	123,919
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/26	25	30,588
Long Island Power Authority RB, Series B, 5.00%, 09/01/26	120	150,859
Metropolitan Transportation Authority RB
Series B, 5.00%, 11/15/26	350	422,167
Series B-2, 5.00%, 11/15/26	125	156,004
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/30 (Call 01/15/26) (SAW),	195	235,396
Series S-2A, 5.00%, 07/15/26 (SAW),	100	125,131
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/29 (Call 05/01/26)	40	48,859
Series B-1, 5.00%, 08/01/29 (Call 08/01/26)	100	123,006
Series C, 5.00%, 11/01/26 (Call 05/01/24)	105	120,900

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series E1, 4.00%, 02/01/26	$185	$219,181
Series E-1, 5.00%, 02/01/30 (Call 02/01/26)	150	181,335
Series F-3, 5.00%, 02/01/30 (Call 02/01/26)	110	132,979
New York City Water & Sewer System RB
5.00%, 06/15/26	50	62,572
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	130	153,708
Series GG-2, 5.00%, 06/15/26 (Call 12/15/24)	100	118,237
New York State Dormitory Authority RB
Series A, 5.00%, 02/15/26 (Call 02/15/24)	75	85,664
Series A, 5.00%, 03/15/26	150	185,664
Series A, 5.00%, 03/15/26 ( 03/15/24)	100	114,868
Series A, 5.00%, 02/15/29 (Call 08/15/26)	335	416,207
Series A, 5.00%, 03/15/29 (Call 09/15/26)	175	217,065
Series A1, 4.00%, 10/01/26	65	78,686
Series B, 5.00%, 10/01/28 (Call 04/01/26)	110	136,508
Series D, 5.00%, 02/15/28 (Call 08/15/26)	220	274,010
Series E, 5.00%, 03/15/26 (Call 09/15/25)	75	91,225
New York State Environmental Facilities Corp. RB
5.00%, 05/15/26 (Call 05/15/24)	55	63,798
Series E, 5.00%, 06/15/26	50	62,632
New York State Thruway Authority RB
Series A, 5.00%, 01/01/26	100	121,048
Series A, 5.00%, 01/01/28 (Call 01/01/26)	140	168,921
New York State Urban Development Corp. RB
4.00%, 03/15/26	20	23,740
5.00%, 03/15/26	150	185,664
Series A, 5.00%, 03/15/27 (Call 03/15/26)	125	153,330
Series A, 5.00%, 03/15/30 (Call 03/15/26)	170	206,990
Series A-1, 5.00%, 03/15/26	230	284,685
Port Authority of New York & New Jersey RB
5.00%, 07/15/26	100	124,367
5.00%, 09/01/26	100	124,838
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/26 (Call 10/15/24)	290	341,272
Triborough Bridge & Tunnel Authority RB
Series B, 5.00%, 11/15/26	260	328,032
Series C-1, 5.00%, 11/15/26	80	100,933
		7,557,915
North Carolina — 1.7%
County of Buncombe NC RB, 5.00%, 06/01/26	45	56,057
County of Orange NC GO, 5.00%, 08/01/26	300	377,496
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/29 (Call 07/01/26)	100	121,466
State of North Carolina GO
Series A, 5.00%, 06/01/26	125	156,390
Series A, 5.00%, 06/01/28 (Call 06/01/26)	150	186,204
Series C, 5.00%, 05/01/26	55	68,629
State of North Carolina RB
5.00%, 03/01/26.	200	246,626
Series B, 5.00%, 06/01/26	70	87,368
		1,300,236
Ohio — 2.0%
City of Columbus OH GO
Series 2, 5.00%, 07/01/26	100	125,320
Series A, 4.00%, 08/15/26 (Call 08/15/25)	115	134,052
County of Franklin OH GOL, 5.00%, 12/01/26 (Call 12/01/25)	60	73,484
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/26	100	124,505

Security	Par (000)	Value

Ohio (continued)
Ohio Water Development Authority RB
5.00%, 12/01/27 (Call 12/01/26)	$250	$315,995
5.00%, 06/01/28 (Call 12/01/26)	100	126,267
Ohio Water Development Authority Water Pollution Control Loan Fund RB, 5.00%, 06/01/26	40	50,021
State of Ohio GO
Series B, 4.00%, 09/01/26 (Call 03/01/24)	100	111,260
Series S, 5.00%, 05/01/26	100	124,308
Series S, 5.00%, 05/01/28 (Call 05/01/26)	100	123,778
Series S, 5.00%, 05/01/30 (Call 05/01/26)	100	123,193
Series U, 5.00%, 05/01/26	75	93,231
State of Ohio RB, Series B, 5.00%, 10/01/26	30	37,561
		1,562,975
Oklahoma — 0.5%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/26	125	154,595
Series A, 5.00%, 06/01/30 (Call 12/01/26)	65	80,203
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/29 (Call 07/01/26)	100	122,323
		357,121
Oregon — 2.0%
City of Portland OR GOL, Series B, 5.00%, 06/15/26	150	187,988
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 05/01/27 (Call 05/01/26)	185	228,989
Series B, 5.00%, 10/01/26 (Call 10/01/24)	80	93,584
Oregon State Lottery RB, Series C, 5.00%, 04/01/26 (Call 04/01/25) (MORAL OBLG)	265	316,264
Portland Community College District GO
5.00%, 06/15/28 (Call 06/15/26)	110	136,200
5.00%, 06/15/29 (Call 06/15/26)	105	129,569
State of Oregon GO
5.00%, 06/01/29 ( 06/01/26)	100	123,439
Series C, 5.00%, 06/01/26	50	62,436
Series G, 5.00%, 12/01/29 (Call 12/01/26)	135	169,133
Series O, 5.00%, 08/01/26 (Call 08/01/25)	70	84,584
		1,532,186
Pennsylvania — 2.4%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/26	75	92,527
Commonwealth of Pennsylvania GO
First Series, 5.00%, 09/15/26	135	169,744
Second Series, 5.00%, 09/15/26	325	408,642
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	300	373,236
County of Chester PA GO, Series A, 4.00%, 07/15/27 (Call 07/15/26)	140	167,297
Delaware River Port Authority RB, Series B, 5.00%, 01/01/26	90	109,773
Pennsylvania Turnpike Commission RB
Series A 1, 5.00%, 12/01/26	150	190,191
Series A-2, 5.00%, 12/01/26	155	196,531
School District of Philadelphia (The) GOL, Series A, 5.00%, 09/01/26 (SAW)	100	122,305
		1,830,246
Rhode Island — 0.1%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/26	70	85,014

Tennessee — 3.1%
City of Knoxville TN Electric System Revenue RB, Series HH, 5.00%, 07/01/26	90	112,129
City of Memphis TN GO, Series A, 5.00%, 04/01/26 (Call 04/01/25)	250	298,650

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
County of Blount TN GO, Series B, 5.00%, 06/01/27 (Call 06/01/26)	$135	$167,724
County of Montgomery TN GO, 5.00%, 04/01/26	100	123,924
County of Washington TN GO, Series A, 4.00%, 06/01/29 (Call 06/01/26)	150	176,445
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series B, 5.00%, 05/15/26	110	137,100
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26)	170	201,999
5.00%, 01/01/26	80	98,451
5.00%, 01/01/27 (Call 07/01/26)	150	187,257
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/26	265	331,611
State of Tennessee GO
Series A, 5.00%, 08/01/26	95	119,540
Series A, 5.00%, 08/01/27 ( 08/01/26)	100	125,123
Series A, 5.00%, 08/01/28 (Call 08/01/26)	140	175,123
Tennessee State School Bond Authority RB, Series B, 5.00%, 11/01/26	115	145,526
		2,400,602
Texas — 13.4%
Aldine Independent School District GO, 5.00%, 02/15/26 (PSF)	50	61,709
Allen Independent School District GO
5.00%, 02/15/26 (PSF),	95	117,300
5.00%, 02/15/27 (Call 02/15/26) (PSF),	100	123,531
Alvin Independent School District/TX GO, 5.00%, 02/15/27( 02/15/26) (PSF)	225	277,310
Austin Independent School District GO
5.00%, 08/01/29 ( 08/01/26)	150	187,168
Series A, 5.00%, 08/01/30 (Call 08/01/26) (PSF),	75	93,400
Series C, 5.00%, 08/01/26	100	125,335
Board of Regents of the University of Texas System
Series C, 5.00%, 08/15/26	85	106,820
Series J, 5.00%, 08/15/26	200	251,340
Board of Regents of the University of Texas System RB, 5.00%, 08/15/28( 08/15/26)	100	124,488
City of Austin TX GOL
5.00%, 09/01/28 (Call 09/01/26)	200	251,306
5.00%, 09/01/29 (Call 09/01/26)	125	156,204
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/26	80	101,090
5.00%, 11/15/30 (Call 11/15/26)	110	138,067
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/27 (Call 10/01/26)	100	125,566
Series A, 5.00%, 10/01/29 (Call 10/01/26)	170	211,390
City of Fort Worth TX GOL, 5.00%, 03/01/26	50	61,742
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/28 ( 11/15/26)	100	125,062
Series D, 5.00%, 11/15/26 (Call 11/15/24)	50	58,701
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/26 (Call 02/01/24)	125	142,674
5.00%, 02/01/30 (Call 08/01/26)	215	265,480
Series A, 5.00%, 02/01/26	100	123,324
City of San Antonio TX GOL
5.00%, 02/01/26 (Call 02/01/25)	200	238,340
5.00%, 08/01/26	190	238,019
Clear Creek Independent School District GO
Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF),	60	71,317
Series D, 5.00%, 02/15/26 (Call 02/15/24) (PSF),	70	80,091

Security	Par (000)	Value

Texas (continued)
County of Bexar TX GOL
5.00%, 06/15/26 (Call 06/15/24)	$90	$104,686
5.00%, 06/15/29 ( 06/15/26)	250	310,745
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/28 (Call 03/01/26)	120	147,092
County of Harris TX GO, Series A, 5.00%, 10/01/26	120	151,010
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	100	120,505
County of Travis TX GOL, 5.00%, 03/01/29 (Call 03/01/26)	135	166,319
Crowley Independent School District GO, Series A, 5.00%, 08/01/26 (Call 08/01/25) (PSF)	45	54,129
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/26 (PSF)	255	315,004
Dallas Area Rapid Transit RB
5.00%, 12/01/26	100	126,464
Series A, 5.00%, 12/01/26 (Call 12/01/24)	60	70,984
Series B, 5.00%, 12/01/28 (Call 12/01/26)	150	189,103
Denton Independent School District GO, 5.00%, 08/15/27 (Call 02/15/26) (PSF)	135	165,779
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF)	150	178,092
Klein Independent School District GO, 5.00%, 08/01/26 (PSF)	75	93,908
Leander Independent School District GO
5.00%, 08/15/28 (Call 02/15/26) (PSF),	100	122,520
Series A, 5.00%, 08/15/27 ( 08/15/26) (PSF),	100	125,047
Series C, 5.00%, 08/15/26 (PSF),	100	125,358
Lower Colorado River Authority RB
5.00%, 05/15/26.	100	123,924
5.00%, 05/15/26 (Call 05/15/24)	135	155,154
Series B, 5.00%, 05/15/26 (Call 05/15/25)	45	53,570
Mansfield Independent School District GO, Series B, 5.00%, 02/15/26 (PSF)	100	123,024
North East Independent School District/TX GO
4.00%, 08/01/27 (Call 08/01/26) (PSF),	150	178,759
4.00%, 08/01/30 (Call 08/01/26) (PSF),	150	176,883
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	125	154,595
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/30 (Call 09/01/26)	35	43,453
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/26	30	36,623
Series A, 5.00%, 01/01/28 (Call 01/01/26)	120	146,022
Series B, 5.00%, 01/01/29 (Call 01/01/26)	150	181,702
Northwest Independent School District GO, 5.00%, 02/15/29 (Call 02/15/26) (PSF)	190	232,788
Permanent University Fund - Texas A&M University System RB, Series A, 5.50%, 07/01/26 (Call 07/01/25)	210	257,775
Plano Independent School District GO
Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF),	150	185,211
Series A, 5.00%, 02/15/29 ( 02/15/26)	100	122,912
San Jacinto Community College District, 5.00%, 02/15/26 (Call 02/15/25)	50	59,298
State of Texas GO
5.00%, 04/01/29 (Call 04/01/26)	180	222,439
Series A, 5.00%, 04/01/29 (Call 04/01/26)	100	123,577
Series B-1, 5.00%, 08/01/27 (Call 08/01/26)	95	119,009
State of Texas GOL, 5.00%, 08/01/26( 08/01/25)	100	121,433
Texas A&M University RB
Series C, 5.00%, 05/15/26	75	93,433
Series E, 4.00%, 05/15/27 (Call 05/15/26)	45	53,520
Texas State University System RB, Series A, 5.00%, 03/15/26	60	74,146

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/26	$25	$31,330
Series A, 5.00%, 10/01/26	100	125,970
Series A, 5.00%, 10/01/30 (Call 10/01/26)	200	248,638
Texas Water Development Board RB
Series A, 5.00%, 10/15/26	220	277,880
Series B, 5.00%, 04/15/26	70	87,056
Series B, 5.00%, 10/15/26	100	126,309
		10,359,952
Utah — 1.4%
State of Utah GO, 5.00%, 07/01/26	570	715,020
University of Utah (The) RB
5.00%, 08/01/28 ( 08/01/26)	130	161,733
Series B-1, 5.00%, 08/01/26 (SAP),	100	125,521
Utah Transit Authority RB, Series A, 5.00%, 06/15/26 (Call 06/15/25)	35	41,873
		1,044,147
Vermont — 0.2%
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/26	100	126,728

Virginia — 5.9%
City of Falls Church VA GO, Series B, 5.00%, 07/15/27 (Call 07/15/26)	175	220,222
City of Newport News VA GO, Series A, 4.00%, 08/01/26	110	132,549
City of Norfolk VA GO, Series B, 4.00%, 10/01/28( 10/01/26)	160	191,626
City of Richmond VA GO, Series D, 5.00%, 03/01/26 (SAW)	60	74,535
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/27 (Call 01/15/26)	75	92,179
City of Suffolk VA GO
5.00%, 02/01/26	80	99,063
5.00%, 02/01/26 (Call 02/01/25) (SAW),	225	268,033
County of Arlington VA GO
5.00%, 08/15/26	40	50,394
Series A, 5.00%, 08/15/30 (PR 08/15/26)	160	201,458
County of Chesterfield VA GO, Series B, 5.00%, 01/01/26	185	228,382
County of Fairfax VA GO, Series A, 4.00%, 10/01/26 (Call 04/01/26) (SAW)	90	107,186
County of Fairfax VA Sewer Revenue RB, Series A, 5.00%, 07/15/29 (Call 07/15/26)	190	238,513
County of Loudoun VA GO
Series A, 5.00%, 12/01/26	90	114,473
Series A, 5.00%, 12/01/26 (Call 12/01/25)	175	215,463
Hampton Roads Sanitation District RB, 5.00%, 08/01/27( 08/01/26)	55	68,663
Virginia College Building Authority RB
Series A, 5.00%, 02/01/26	160	197,587
Series A, 5.00%, 09/01/29 (Call 09/01/26)	300	373,017
Series B, 5.00%, 09/01/26 (Call 09/01/25)	75	91,208
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/26 (Call 05/15/24)	100	115,497
5.00%, 09/15/26	200	251,980
5.00%, 09/15/27 (Call 09/15/26)	200	250,712
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/26	115	144,349
Series B, 5.00%, 08/01/26	90	112,969
Series C, 4.00%, 08/01/26 (Call 08/01/24)	100	113,036
Virginia Public School Authority RB, Series B, 5.00%, 08/01/26	195	245,010
Virginia Resources Authority RB, Series A, 5.00%, 11/01/26	300	380,022
		4,578,126

Security	Par (000)	Value

Washington — 3.8%
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/26 (Call 11/01/25)	$70	$85,138
City of Seattle WA GOL, Series A, 5.00%, 06/01/26 (Call 06/01/25)	175	210,577
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 04/01/26	105	130,364
Series B, 5.00%, 04/01/28 (Call 04/01/26)	80	98,538
City of Spokane WA GO, 5.00%, 12/01/26	110	139,328
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/26	55	68,858
County of Pierce WA GOL, Series A, 5.00%, 07/01/26	85	106,055
Energy Northwest RB
Series A, 5.00%, 07/01/26	285	356,117
Series C, 5.00%, 07/01/26 (Call 07/01/24)	100	116,156
King County School District No. 401 Highline GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	115	144,377
State of Washington GO
Series 2017-A, 5.00%, 08/01/30 (Call 08/01/26)	35	43,372
Series 2020-A, 5.00%, 08/01/26	110	138,073
Series B, 5.00%, 02/01/26 ( 02/01/25)	150	178,425
Series B, 5.00%, 08/01/28 (Call 08/01/26)	100	124,471
Series B, 5.00%, 07/01/30 (Call 01/01/26)	160	194,283
Series B, 5.00%, 08/01/30 (Call 08/01/26)	185	229,250
Series C, 5.00%, 02/01/26	25	30,887
Series R, 5.00%, 08/01/28 (Call 08/01/26)	125	155,589
University of Washington RB
Series A, 5.00%, 12/01/26	140	177,604
Series A, 5.00%, 12/01/28 (Call 12/01/26)	140	176,274
		2,903,736
West Virginia — 0.5%
School Building Authority of West Virginia RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	100	115,526
State of West Virginia GO
Series A, 0.00%, 11/01/26 (NPFGC)(a),	100	96,598
Series B, 5.00%, 12/01/26	130	164,661
		376,785
Wisconsin — 2.0%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/26	45	56,138
State of Wisconsin GO
5.00%, 11/01/26	105	132,939
Series 1, 4.00%, 11/01/26 (Call 05/01/25)	75	87,001
Series 1, 5.00%, 11/01/26 (Call 05/01/25)	325	389,542
Series 3, 5.00%, 11/01/26	65	82,296
State of Wisconsin RB
Series A, 5.00%, 05/01/26	115	142,683
Series B, 5.00%, 05/01/28 (Call 05/01/26)	100	123,252
Wisconsin Department of Transportation RB
5.00%, 07/01/27 ( 07/01/26)	165	206,072
Series 1, 5.00%, 07/01/26 (Call 07/01/25)	150	180,693
Series 2, 5.00%, 07/01/26	70	87,382
WPPI Energy RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	35	40,190
		1,528,188

Total Municipal Debt Obligations — 98.8%
(Cost: $74,547,353)		76,412,221

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 0.01%(b)(c)	79	$78,736

Total Short-Term Investments — 0.1%
(Cost: $78,727)		78,736

Total Investments in Securities — 98.9%
(Cost: $74,626,080)		76,490,957

Other Assets, Less Liabilities — 1.1%		840,388

Net Assets — 100.0%		$77,331,345

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$158,237	$—	$(79,524	)(a)	$15	$8	$78,736	79	$10	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$76,412,221	$—	$76,412,221
Money Market Funds	78,736	—	—	78,736
	$78,736	$76,412,221	$—	$76,490,957

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded
PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding